Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (72,704)	$ (34,351)	$ (52,931)
Adjustments to the profit or loss items:
Depreciation of property, equipment and right-of-use assets	2,397	2,143	269
Financial loss (income), net	483	(775)	(858)
Share-based compensation	2,864	4,868	3,575
Change in employee benefit liabilities, net	94	126	(15)
Amortization of premium on marketable securities	4	184	272
Revaluation of liabilities presented at fair value	6,822	(15,904)	17,600
Revaluation of liability to IIA	4,302	2,531	2,037
	16,966	(6,827)	22,880
Increase (decrease) in other receivables, prepaid expenses and other assets	(1,626)	(150)	942
Increase (decrease) in trade payables	5,083	(821)	(405)
Increase in accrued expenses and other payables	3,454	2,807	2,296
	6,911	1,836	2,833
Cash received during the year for:
Interest received	361	1,546	792
Interest paid	(161)	(134)
Net cash used in operating activities	(48,627)	(37,930)	(26,426)
Cash flows from investing activities:
Purchase of property, plant and equipment	(11,804)	(3,055)	(1,645)
Purchase of marketable securities		(32,021)	(10,905)
Proceeds from bank deposits			5,000
Investment in restricted bank deposits	(158)		(150)
Proceeds from maturity of marketable securities	13,551	38,742
Proceeds from sale of marketable securities			4,949
Net cash provided by (used in) investing activities	1,589	3,666	(2,751)
Cash flows from financing activities:
Proceeds from secondary offerings, net	133,316	37,140
Receipt of grants from the IIA	399	224	612
Proceeds from issuance of shares, initial public offering (payment of issuance expenses), net		(238)	47,479
Payment of lease liabilities	(1,985)	(1,529)
Proceeds from exercise of options	650	132	2
Net cash provided by financing activities	132,380	35,729	48,093
Exchange differences on balances of cash and cash equivalents	(10)	101	31
Increase in cash and cash equivalents	85,332	1,566	18,947
Cash and cash equivalents at beginning of year	41,838	40,272	21,325
Cash and cash equivalents at end of year	127,170	41,838	40,272
Significant non-cash transactions:
Lease liabilities arising from new right-of-use asset	3,409
IIA liability for grants to be received	103	7
Exercise of warrants liabilities to equity		2,924	3,851
Issuance expenses on credit	468		238
Purchase of property, plant and equipment on credit	$ 415	$ 1,255